Document and Entity Information	0 Months Ended
Oct. 25, 2013
Risk/Return:
Document Type	497
Document Period End Date	Oct. 25, 2013
Registrant Name	KINETICS MUTUAL FUNDS INC
Central Index Key	0001083387
Amendment Flag	false
Document Creation Date	Oct. 25, 2013
Document Effective Date	Oct. 25, 2013
Prospectus Date	Apr. 30, 2013
Advisor Class A & C Prospectus | Kinetics Small Cap Opportunities Fund | Advisor Class C
Risk/Return:
Trading Symbol	KSOCX
Advisor Class A & C Prospectus | Kinetics Small Cap Opportunities Fund | Advisor Class A
Risk/Return:
Trading Symbol	KSOAX
Institutional Class Prospectus | Kinetics Small Cap Opportunities Fund | Institutional Class
Risk/Return:
Trading Symbol	KSCYX
No Load Class Prospectus | Kinetics Small Cap Opportunities Fund | No Load Class
Risk/Return:
Trading Symbol	KSCOX